UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02589

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Growth Fund 1.0

Semiannual Report

June 30, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2015

Eaton Vance

Tax-Managed Growth Fund 1.0

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	03/29/1966	03/29/1966	1.65%	7.98%	16.69%	7.63%
S&P 500 Index	—	—	1.23%	7.42%	17.33%	7.89%

% After-Tax Returns		Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
After Taxes on Distributions		03/29/1966	03/29/1966	7.63%	16.35%	7.26%
After Taxes on Distributions and Sale of Fund Shares		—	—	4.81	13.52	6.20

Fund Profile3

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Apple, Inc.	3.8%

NIKE, Inc., Class B	2.4

Walt Disney Co. (The)	2.3

JPMorgan Chase & Co.	2.1

Exxon Mobil Corp.	2.1

Facebook, Inc., Class A	2.0

Intel Corp.	2.0

Wells Fargo & Co.	1.9

Starbucks Corp.	1.7

Johnson & Johnson	1.7

Total	22.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/ local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

The Fund typically meets redemptions of Fund shares by distributing portfolio securities equal in value to the Fund shares being redeemed. The selection of each security to be distributed in a redemption is in the sole discretion of the Fund’s investment adviser. Settlement of redemptions ordinarily will occur within five business days of the processing of a redemption, provided that all requested delivery information has been provided by the redeeming shareholder. Redeeming shareholders will be exposed to the risk of fluctuations in the value of the securities distributed by the Fund upon redemptions until the securities are received and/or sold by the shareholder. If portfolio securities distributed to meet a redemption are sold by the redeeming shareholder, the shareholder will incur brokerage commissions or other transaction costs. Shareholders should consult with their financial adviser in connection with a redemption request. Questions concerning redemptions may be directed to Eaton Vance Investor Services at 1-866-910-2425.

3

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 – June 30, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning Account Value (1/1/15)	Ending Account Value (6/30/15)	Expenses Paid During Period* (1/1/15 – 6/30/15)	Annualized Expense Ratio

Actual
$1,000.00	$1,016.50	$2.50	0.50%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,022.30	$2.51	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2014. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $336,782,809)	$818,708,994
Total assets	$818,708,994

Liabilities
Payable for Fund shares redeemed	$22,705
Payable to affiliates:
Trustees’ fees	125
Accrued expenses	26,114
Total liabilities	$48,944
Net Assets	$818,660,050

Sources of Net Assets
Paid-in capital	$327,105,470
Accumulated net realized gain from Portfolio	28,886,729
Accumulated undistributed net investment income	250,838
Net unrealized appreciation from Portfolio	481,926,185
Accumulated federal tax on undistributed net realized long-term capital gain, paid on behalf of the shareholders	(19,509,172)
Total	$818,660,050

Net Asset Value and Redemption Price Per Share
($818,660,050 ÷ 930,521 shares of beneficial interest outstanding)	$879.79

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends allocated from Portfolio (net of foreign taxes, $76,765)	$8,176,059
Interest allocated from Portfolio	10,072
Expenses allocated from Portfolio	(1,961,325)
Total investment income from Portfolio	$6,224,806

Expenses
Trustees’ fees and expenses	$250
Custodian fee	26,481
Transfer and dividend disbursing agent fees	32,128
Professional fees	15,710
Printing and postage	6,084
Miscellaneous	7,235
Total expenses	$87,888

Net investment income	$6,136,918

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions(1)	$20,108,041
Foreign currency transactions	(2,457)
Net realized gain	$20,105,584
Change in unrealized appreciation (depreciation) —
Investments	$(12,523,866)
Foreign currency	6,201
Net change in unrealized appreciation (depreciation)	$(12,517,665)

Net realized and unrealized gain	$7,587,919

Net increase in net assets from operations	$13,724,837

(1)	Includes $16,832,159 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$6,136,918	$11,419,243
Net realized gain from investment and foreign currency transactions	20,105,584	36,295,173
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(12,517,665)	47,881,421
Net increase in net assets from operations	$13,724,837	$95,595,837
Distributions to shareholders —
From net investment income	$(5,984,488)	$(11,423,774)
Total distributions to shareholders	$(5,984,488)	$(11,423,774)
Transactions in shares of beneficial interest —
Net asset value of shares issued to shareholders in payment of distributions declared	$1,594,727	$2,875,940
Cost of shares redeemed	(17,405,555)	(46,940,862)
Net decrease in net assets from Fund share transactions	$(15,810,828)	$(44,064,922)

Net increase (decrease) in net assets	$(8,070,479)	$40,107,141

Net Assets
At beginning of period	$826,730,529	$786,623,388
At end of period	$818,660,050	$826,730,529

Accumulated undistributed net investment income included in net assets
At end of period	$250,838	$98,408

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Financial Highlights

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$871.740		$784.380	$601.470	$530.300	$534.250	$480.560

Income (Loss) From Operations
Net investment income	$6.566		$11.801	$10.307	$10.400	$8.208	$7.001
Net realized and unrealized gain (loss)	7.884		87.359	183.003	71.170	(4.108)	53.839

Total income (loss) from operations	$14.450		$99.160	$193.310	$81.570	$4.100	$60.840

Less Distributions
From net investment income	$(6.400)		$(11.800)	$(10.400)	$(10.400)	$(8.050)	$(7.150)

Total distributions	$(6.400)		$(11.800)	$(10.400)	$(10.400)	$(8.050)	$(7.150)

Net asset value — End of period	$879.790		$871.740	$784.380	$601.470	$530.300	$534.250

Total Return(1)	1.65	%(2)	12.72%	32.25%	15.36%	0.81%	12.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$818,660		$826,731	$786,623	$625,458	$593,211	$654,291
Ratios (as a percentage of average daily net assets):(3)
Expenses(4)	0.50	%(5)	0.50%	0.50%	0.50%	0.50%	0.49%
Net investment income	1.49	%(5)	1.44%	1.48%	1.76%	1.51%	1.42%
Portfolio Turnover of the Portfolio	4	%(2)	8%	3%	2%	2%	2%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)	Not annualized.

(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) is a diversified series of the Eaton Vance Series Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (7.6% at June 30, 2015). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Although the Fund intends to distribute net realized long-term gains to shareholders each year, the Fund reserves the right to designate such gains as undistributed and pay the federal tax thereon on behalf of shareholders. The Fund records a provision for such tax on the last day of its fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

As of June 30, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded

9

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $3,324,937 and deferred capital losses of $2,696,102 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on December 31, 2017 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire if unused. Of the deferred capital losses at December 31, 2014, $2,360,540 are short-term and $335,562 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2015, EVM earned $6,400 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the six months ended June 30, 2015, increases and decreases in the Fund’s investment in the Portfolio aggregated $0 and $21,873,117, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind with a value of $17,099,365 at the time of redemption.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Issued to shareholders electing to receive payments of distributions in Fund shares	1,787	3,451
Redemptions	(19,632)	(57,942)

Net decrease	(17,845)	(54,491)

10

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value

Aerospace & Defense — 3.4%
Boeing Co. (The)	947,896	$131,492,133
General Dynamics Corp.	101,975	14,448,838
Honeywell International, Inc.	288,259	29,393,770
Huntington Ingalls Industries, Inc.	2,546	286,654
Lockheed Martin Corp.	32,973	6,129,681
Northrop Grumman Corp.	15,277	2,423,390
Precision Castparts Corp.	19,025	3,802,527
Raytheon Co.	51,795	4,955,746
Rockwell Collins, Inc.	166,787	15,402,779
United Technologies Corp.	1,387,809	153,949,652

		$362,285,170

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	529,440	$33,031,762
FedEx Corp.	268,364	45,729,225
United Parcel Service, Inc., Class B	850,610	82,432,615

		$161,193,602

Auto Components — 0.4%
BorgWarner, Inc.	2,000	$113,680
Johnson Controls, Inc.	842,645	41,736,207

		$41,849,887

Automobiles — 0.1%
Daimler AG	38,000	$3,494,860
Ford Motor Co.(1)	140,000	2,099,298
Ford Motor Co.	196,080	2,943,161
Harley-Davidson, Inc.	800	45,080

		$8,582,399

Banks — 6.7%
Bank of America Corp.	1,795,504	$30,559,478
Bank of Montreal	26,370	1,563,214
BB&T Corp.	1,018,990	41,075,487
Citigroup, Inc.	802,201	44,313,583
Comerica, Inc.	126,791	6,506,914
Fifth Third Bancorp	1,152,954	24,004,502
HSBC Holdings PLC	220,592	1,983,131
HSBC Holdings PLC ADR	424	19,000
ING Groep NV ADR	131,742	2,184,282
JPMorgan Chase & Co.	3,339,825	226,306,542
KeyCorp	111,718	1,678,004
M&T Bank Corp.	17,977	2,245,867

Security	Shares	Value

Banks (continued)
PNC Financial Services Group, Inc. (The)	68,782	$6,578,998
Regions Financial Corp.	580,537	6,014,363
Royal Bank of Canada	148,562	9,084,566
Societe Generale SA	460,793	21,622,144
SunTrust Banks, Inc.	324,267	13,949,966
Synovus Financial Corp.	1,565	48,233
Toronto-Dominion Bank (The)	29,644	1,260,167
U.S. Bancorp	1,847,517	80,182,238
Wells Fargo & Co.	3,560,421	200,238,077
Zions Bancorporation	38,805	1,231,477

		$722,650,233

Beverages — 2.5%
Boston Beer Co., Inc. (The), Class A(2)	2,200	$510,378
Coca-Cola Co. (The)	2,605,349	102,207,841
Coca-Cola Enterprises, Inc.	31,501	1,368,403
Molson Coors Brewing Co., Class B	186,000	12,984,660
Monster Beverage Corp.(2)	23,832	3,193,965
PepsiCo, Inc.	1,548,241	144,512,815

		$264,778,062

Biotechnology — 3.6%
Alexion Pharmaceuticals, Inc.(2)	138,152	$24,973,737
Alexion Pharmaceuticals, Inc.(1)(2)	27,835	5,026,701
Alexion Pharmaceuticals, Inc.(1)(2)	12,388	2,239,379
Alexion Pharmaceuticals, Inc.(1)(2)	19,229	3,476,027
Alexion Pharmaceuticals, Inc.(1)(2)	15,952	2,882,922
Amgen, Inc.	1,013,262	155,555,982
Biogen, Inc.(2)	135,396	54,691,860
Celgene Corp.(2)	172,919	20,012,781
Gilead Sciences, Inc.	845,051	98,938,571
Vertex Pharmaceuticals, Inc.(2)	160,000	19,756,800

		$387,554,760

Building Products — 0.0%(3)
Fortune Brands Home & Security, Inc.	1,600	$73,312

		$73,312

Capital Markets — 5.2%
Affiliated Managers Group, Inc.(2)	275	$60,115
Ameriprise Financial, Inc.	205,235	25,640,008
Bank of New York Mellon Corp. (The)	454,604	19,079,730
BlackRock, Inc.	7,289	2,521,848
Charles Schwab Corp. (The)	2,745,966	89,655,790
E*TRADE Financial Corp.(2)	4,593	137,560

11	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets (continued)
Franklin Resources, Inc.	967,010	$47,412,500
Goldman Sachs Group, Inc. (The)	537,244	112,171,175
Invesco, Ltd.	4,040	151,460
Legg Mason, Inc.	122,902	6,333,140
LPL Financial Holdings, Inc.	42,465	1,974,198
Morgan Stanley	2,240,763	86,919,197
Northern Trust Corp.	709,098	54,217,633
State Street Corp.	769,379	59,242,183
Stifel Financial Corp.(2)	9,837	567,988
Stifel Financial Corp.(1)(2)	93,119	5,376,691
Stifel Financial Corp.(1)(2)	9,840	568,162
T. Rowe Price Group, Inc.	554,173	43,075,867
UBS AG(2)	29,488	625,146
Waddell & Reed Financial, Inc., Class A	8,833	417,889

		$556,148,280

Chemicals — 1.9%
Air Products and Chemicals, Inc.	12,258	$1,677,262
Ashland, Inc.	25,092	3,058,715
Dow Chemical Co. (The)	156,840	8,025,503
E.I. du Pont de Nemours & Co.	823,778	52,680,603
Eastman Chemical Co.	1,500	122,730
Ecolab, Inc.	483,542	54,674,094
Monsanto Co.	503,295	53,646,214
NewMarket Corp.	4,549	2,019,256
PPG Industries, Inc.	230,456	26,437,912
Praxair, Inc.	3,573	427,152
Sherwin-Williams Co. (The)	6,074	1,670,471
Valspar Corp. (The)	20,000	1,636,400
Westlake Chemical Corp.	1,000	68,590

		$206,144,902

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	10,240	$343,757
Cintas Corp.	52,914	4,475,995
Pitney Bowes, Inc.	14,270	296,959
Stericycle, Inc.(2)	139,917	18,736,285
Tyco International, PLC	96,051	3,696,043
Waste Management, Inc.	108,226	5,016,275

		$32,565,314

Communications Equipment — 1.3%
Arista Networks, Inc.(2)	80,000	$6,539,200
Brocade Communications Systems, Inc.	176,629	2,098,352
Cisco Systems, Inc.	1,475,650	40,521,349

Security	Shares	Value

Communications Equipment (continued)
Juniper Networks, Inc.	192,092	$4,988,629
Motorola Solutions, Inc.	2,986	171,217
Nokia Oyj ADR	192	1,315
Palo Alto Networks, Inc.(2)	20,808	3,635,158
QUALCOMM, Inc.	1,215,839	76,147,997

		$134,103,217

Construction & Engineering — 0.0%(3)
Jacobs Engineering Group, Inc.(2)	56,851	$2,309,288

		$2,309,288

Construction Materials — 0.0%(3)
Vulcan Materials Co.	22,102	$1,855,021

		$1,855,021

Consumer Finance — 1.2%
American Express Co.	912,680	$70,933,490
Capital One Financial Corp.	77,831	6,846,793
Discover Financial Services(1)	84,984	4,891,881
Discover Financial Services	831,522	47,912,298
Navient Corp.	10,200	185,742
SLM Corp.(2)	10,200	100,674

		$130,870,878

Distributors — 0.2%
Genuine Parts Co.	188,424	$16,869,601

		$16,869,601

Diversified Consumer Services — 0.0%(3)
H&R Block, Inc.	22,181	$657,667

		$657,667

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class A(2)	453	$92,797,050
Berkshire Hathaway, Inc., Class B(2)	945,748	128,725,760
CBOE Holdings, Inc.	149,225	8,538,655
CME Group, Inc.	188,243	17,517,894
Intercontinental Exchange, Inc.	14,292	3,195,834
McGraw Hill Financial, Inc.	86,290	8,667,830
Moody’s Corp.	179,322	19,359,603

		$278,802,626

12	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	180,305	$6,404,433
CenturyLink, Inc.	4,871	143,110
Deutsche Telekom AG ADR	50,092	862,334
Frontier Communications Corp.	13,440	66,528
Verizon Communications, Inc.	419,226	19,540,124
Windstream Holdings, Inc.	11,811	75,354

		$27,091,883

Electric Utilities — 0.1%
Duke Energy Corp.	47,098	$3,326,061
Exelon Corp.	8,420	264,556
NextEra Energy, Inc.	63,830	6,257,255
Southern Co. (The)	92,821	3,889,200

		$13,737,072

Electrical Equipment — 1.2%
AMETEK, Inc.	37,403	$2,048,936
Eaton Corp. PLC	35,404	2,389,416
Emerson Electric Co.	2,019,272	111,928,247
Rockwell Automation, Inc.	121,000	15,081,440

		$131,448,039

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	1,490,118	$29,400,028
Keysight Technologies, Inc.(2)	240,586	7,503,878
Knowles Corp.(2)	174,670	3,161,527
TE Connectivity, Ltd.	687	44,174

		$40,109,607

Energy Equipment & Services — 1.3%
Cameron International Corp.(2)	120	$6,284
Halliburton Co.	903,071	38,895,268
Schlumberger, Ltd.	1,208,137	104,129,328
Transocean, Ltd.	2,884	46,490

		$143,077,370

Food & Staples Retailing — 3.9%
Costco Wholesale Corp.	876,862	$118,428,982
CVS Health Corp.	1,245,053	130,581,158
Kroger Co. (The)	35,843	2,598,976
Sprouts Farmers Market, Inc.(2)	1,650,317	44,525,553
Sysco Corp.	330,527	11,932,025
Wal-Mart Stores, Inc.	1,232,738	87,438,106
Walgreens Boots Alliance, Inc.	277,932	23,468,578

		$418,973,378

Security	Shares	Value

Food Products — 1.7%
Archer-Daniels-Midland Co.	175,432	$8,459,331
Campbell Soup Co.	9,581	456,535
ConAgra Foods, Inc.	191,346	8,365,647
Flowers Foods, Inc.	47,169	997,624
General Mills, Inc.	13,987	779,356
Hain Celestial Group, Inc. (The)(2)	1,316	86,672
Hershey Co. (The)	544,575	48,374,597
JM Smucker Co. (The)	12,283	1,331,600
Kellogg Co.	50,325	3,155,377
Keurig Green Mountain, Inc.	75,000	5,747,250
Kraft Foods Group, Inc.	7,111	605,431
McCormick & Co., Inc.	48,129	3,896,043
Mondelez International, Inc., Class A	263,944	10,858,656
Nestle SA	1,191,874	85,994,426

		$179,108,545

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	1,561,126	$76,620,064
Bard (C.R.), Inc.	25,000	4,267,500
Baxter International, Inc.	222,275	15,543,691
Becton, Dickinson and Co.	73,732	10,444,138
Boston Scientific Corp.(2)	27,329	483,723
Halyard Health, Inc.(2)	2,456	99,468
Intuitive Surgical, Inc.(2)	14,000	6,783,000
Medtronic PLC	277,473	20,560,749
St. Jude Medical, Inc.	152,388	11,134,991
Stryker Corp.	189,350	18,096,180
Zimmer Biomet Holdings, Inc.	133,186	14,547,907

		$178,581,411

Health Care Providers & Services — 1.1%
AmerisourceBergen Corp.	164,761	$17,520,685
Anthem, Inc.	54,347	8,920,517
Cardinal Health, Inc.	251,636	21,049,351
Cigna Corp.	42,896	6,949,152
DaVita HealthCare Partners, Inc.(2)	136,458	10,844,317
Express Scripts Holding Co.(2)	367,509	32,686,250
HCA Holdings, Inc.(2)	145,114	13,164,742
Henry Schein, Inc.(2)	6,179	878,159
Humana, Inc.	482	92,197
McKesson Corp.	2,384	535,947
PharMerica Corp.(2)	1,805	60,107
UnitedHealth Group, Inc.	60,837	7,422,114

		$120,123,538

13	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Technology — 0.0%(3)
Cerner Corp.(2)	1,200	$82,872

		$82,872

Hotels, Restaurants & Leisure — 3.2%
Chipotle Mexican Grill, Inc.(2)	659	$398,688
International Game Technology PLC(2)	10,550	187,368
Interval Leisure Group, Inc.	5,349	122,225
Marriott International, Inc., Class A(1)	240,419	17,880,298
Marriott International, Inc., Class A	637,208	47,401,903
Marriott Vacations Worldwide Corp.	3	275
McDonald’s Corp.	724,987	68,924,514
Starbucks Corp.	3,436,616	184,254,167
Yum! Brands, Inc.	243,320	21,918,266

		$341,087,704

Household Durables — 0.1%
D.R. Horton, Inc.	418,482	$11,449,667
Harman International Industries, Inc.	26,105	3,104,929

		$14,554,596

Household Products — 1.6%
Clorox Co. (The)	7,212	$750,192
Colgate-Palmolive Co.	1,198,220	78,375,570
Kimberly-Clark Corp.	22,323	2,365,569
Procter & Gamble Co. (The)	1,093,883	85,585,406

		$167,076,737

Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	1,730	$22,940

		$22,940

Industrial Conglomerates — 2.5%
3M Co.	805,749	$124,327,071
Danaher Corp.	43,731	3,742,936
General Electric Co.	5,180,008	137,632,813

		$265,702,820

Insurance — 1.0%
Aegon NV ADR	4,011,016	$29,681,518
Aflac, Inc.	213,366	13,271,365
Allstate Corp. (The)	583	37,819
Aon PLC	46,947	4,679,677
Chubb Corp.	28,044	2,668,106
Cincinnati Financial Corp.	135,528	6,800,795

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group, Inc.	5,762	$239,526
Marsh & McLennan Cos., Inc.	79,454	4,505,042
Progressive Corp.	1,230,644	34,248,823
Prudential Financial, Inc.	18,767	1,642,488
Torchmark Corp.	78,790	4,587,154
Travelers Companies, Inc. (The)	88,539	8,558,180
Willis Group Holdings PLC	277	12,991

		$110,933,484

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(2)	325,779	$141,417,406
Expedia, Inc.	2,575	281,576
Priceline Group, Inc. (The)(2)	23,550	27,114,764

		$168,813,746

Internet Software & Services — 5.7%
Akamai Technologies, Inc.(2)	200,000	$13,964,000
eBay, Inc.(2)	1,280,740	77,151,778
Facebook, Inc., Class A(2)	2,442,326	209,466,089
Google, Inc., Class A(2)	254,935	137,675,098
Google, Inc., Class C(2)	268,934	139,982,836
IAC/InterActiveCorp	14,528	1,157,301
LinkedIn Corp., Class A(2)	8,145	1,683,001
Pandora Media, Inc.(2)	37,000	574,980
Twitter, Inc.(2)	749,892	27,161,088
VeriSign, Inc.(2)	14,951	922,776
Yahoo! Inc.(2)	138,604	5,445,751

		$615,184,698

IT Services — 2.0%
Accenture PLC, Class A	1,312,636	$127,036,912
Automatic Data Processing, Inc.	103,070	8,269,306
Broadridge Financial Solutions, Inc.	1,652	82,617
Cognizant Technology Solutions Corp., Class A(2)	3,510	214,426
Fidelity National Information Services, Inc.	63,791	3,942,284
Fiserv, Inc.(2)	47,175	3,907,505
International Business Machines Corp.	239,226	38,912,501
MasterCard, Inc., Class A	11,313	1,057,539
Paychex, Inc.	693,512	32,511,843
Total System Services, Inc.	32,405	1,353,557
Visa, Inc., Class A	9,696	651,086
Western Union Co.	60,362	1,227,159

		$219,166,735

14	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Leisure Products — 0.0%(3)
Mattel, Inc.	26,506	$680,939
Polaris Industries, Inc.	4,104	607,844

		$1,288,783

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.(1)	172,823	$6,660,844
Agilent Technologies, Inc.	481,399	18,572,373
Illumina, Inc.(2)	62,000	13,538,320
Thermo Fisher Scientific, Inc.	19,676	2,553,158

		$41,324,695

Machinery — 2.1%
Caterpillar, Inc.	138,411	$11,740,021
Deere & Co.	810,782	78,686,393
Donaldson Co., Inc.	89,373	3,199,553
Dover Corp.	342,302	24,022,754
Illinois Tool Works, Inc.	1,034,623	94,968,045
Manitowoc Co., Inc. (The)	45,741	896,524
PACCAR, Inc.	171,748	10,959,240
Parker-Hannifin Corp.	16,957	1,972,608
Pentair PLC	4,385	301,469
Snap-On, Inc.	8,911	1,419,077
WABCO Holdings, Inc.(2)	1,156	143,020
Wabtec Corp.	12,082	1,138,608

		$229,447,312

Media — 3.6%
CBS Corp., Class B	129,378	$7,180,479
Comcast Corp., Class A	195,330	11,747,146
Comcast Corp., Special Class A	1,145,152	68,640,411
DIRECTV(2)	33,786	3,135,003
Discovery Communications, Inc., Class A(2)	6,930	230,492
Discovery Communications, Inc., Class C(2)	20,394	633,845
Gannett Co., Inc.(2)	1,782	24,923
Liberty Broadband Corp., Class A(2)	3,091	157,548
Liberty Broadband Corp., Class C(2)	6,183	316,322
Liberty Global PLC, Series A(2)	8,854	478,736
Liberty Global PLC, Series C(2)	27,614	1,398,097
Liberty Media Corp., Class A(2)	12,367	445,707
Liberty Media Corp., Class C(2)	24,734	887,951
News Corp., Class A(2)	24	350
Omnicom Group, Inc.	142,077	9,872,931
TEGNA, Inc.	3,563	114,265
Time Warner Cable, Inc.	5,696	1,014,856
Time Warner, Inc.	350,629	30,648,481

Security	Shares	Value

Media (continued)
Time, Inc.	45,407	$1,044,815
Twenty-First Century Fox, Inc., Class A	5,783	188,208
Viacom, Inc., Class B	133,554	8,632,931
Walt Disney Co. (The)	2,138,012	244,032,690

		$390,826,187

Metals & Mining — 0.2%
Alcoa, Inc.	52,760	$588,274
Cliffs Natural Resources, Inc.	278,122	1,204,268
Freeport-McMoRan, Inc.	450,498	8,388,273
Glencore PLC	598,405	2,399,724
Lonmin PLC(2)	6,457	11,367
Nucor Corp.	230,000	10,136,100

		$22,728,006

Multi-Utilities — 0.0%(3)
Dominion Resources, Inc.	1,700	$113,679
Sempra Energy	1,443	142,770

		$256,449

Multiline Retail — 0.1%
Target Corp.	139,632	$11,398,160

		$11,398,160

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	923,255	$72,069,285
Antero Resources Corp.(2)	109,563	3,762,393
Apache Corp.	552,026	31,813,258
California Resources Corp.	2,000	12,080
Cheniere Energy, Inc.(2)	316,849	21,944,962
Cheniere Energy, Inc.(1)(2)	14,169	980,364
Chesapeake Energy Corp.	288	3,217
Chevron Corp.	626,757	60,463,248
Concho Resources, Inc.(2)	40,000	4,554,400
ConocoPhillips	259,909	15,961,012
Devon Energy Corp.	570,333	33,929,110
EOG Resources, Inc.	3,600	315,180
Exxon Mobil Corp.	2,713,131	225,732,499
Hess Corp.	39,579	2,647,043
Marathon Oil Corp.	170,827	4,533,749
Marathon Petroleum Corp.	160,826	8,412,808
Murphy Oil Corp.	100,489	4,177,328
Occidental Petroleum Corp.	8,074	627,915
Phillips 66	158,544	12,772,305
Range Resources Corp.	4,900	241,962

15	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class A ADR	70,142	$3,998,795
Southwestern Energy Co.(2)	730	16,593
Spectra Energy Corp.	8,040	262,104
Williams Cos., Inc.	6,625	380,209
WPX Energy, Inc.(2)	666	8,178

		$509,619,997

Personal Products — 0.0%(3)
Estee Lauder Cos., Inc. (The), Class A	42,343	$3,669,444

		$3,669,444

Pharmaceuticals — 8.5%
AbbVie, Inc.	1,592,537	$107,002,561
Allergan PLC(2)	124,705	37,842,979
Bristol-Myers Squibb Co.	1,937,388	128,913,798
Eli Lilly & Co.	1,186,999	99,102,546
GlaxoSmithKline PLC ADR	112,005	4,665,008
Johnson & Johnson	1,849,522	180,254,414
Mallinckrodt PLC(2)	17,707	2,084,468
Merck & Co., Inc.	1,278,835	72,804,077
Novartis AG ADR	108,228	10,643,142
Novo Nordisk A/S ADR	1,249,240	68,408,382
Perrigo Co. PLC	31,500	5,822,145
Pfizer, Inc.	2,236,685	74,996,048
Roche Holding AG ADR	35,808	1,255,787
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	98,808,463
Zoetis, Inc.	361,174	17,415,810

		$910,019,628

Professional Services — 0.1%
Nielsen NV	72,356	$3,239,378
Verisk Analytics, Inc., Class A(2)	46,792	3,404,586

		$6,643,964

Real Estate Investment Trusts (REITs) — 0.0%(3)
American Tower Corp.	10,718	$999,882
Communications Sales & Leasing, Inc.	14,173	350,357
Simon Property Group, Inc.	18,096	3,130,970
Weyerhaeuser Co.	1,200	37,800

		$4,519,009

Road & Rail — 0.3%
CSX Corp.	28,990	$946,523
Kansas City Southern	14,386	1,312,003

Security	Shares	Value

Road & Rail (continued)
Norfolk Southern Corp.	72,257	$6,312,372
Union Pacific Corp.	297,929	28,413,489

		$36,984,387

Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices, Inc.	599,209	$38,460,230
Applied Materials, Inc.	100,000	1,922,000
Broadcom Corp., Class A	788,131	40,580,865
Cypress Semiconductor Corp.(2)	108,454	1,275,419
Intel Corp.	6,882,396	209,328,074
Linear Technology Corp.	68,494	3,029,490
Marvell Technology Group, Ltd.	95,391	1,257,730
Maxim Integrated Products, Inc.	151,789	5,248,105
Microchip Technology, Inc.	23,733	1,125,537
NVIDIA Corp.	284,500	5,721,295
Texas Instruments, Inc.	1,013,579	52,209,454
Xilinx, Inc.	90,186	3,982,614

		$364,140,813

Software — 3.4%
Activision Blizzard, Inc.	218,092	$5,280,007
Adobe Systems, Inc.(2)	412,312	33,401,395
CA, Inc.	7,339	214,959
Cadence Design Systems, Inc.(2)	200,000	3,932,000
CDK Global, Inc.	34,056	1,838,343
Check Point Software Technologies, Ltd.(2)	150,000	11,932,500
Microsoft Corp.	3,129,510	138,167,867
Oracle Corp.	3,621,695	145,954,308
ServiceNow, Inc.(2)	182,216	13,540,471
Symantec Corp.	72,900	1,694,925
Tableau Software, Inc., Class A(2)	13,699	1,579,495
Workday, Inc. Class A(2)	54,405	4,155,998

		$361,692,268

Specialty Retail — 3.1%
AutoNation, Inc.(2)	2,317	$145,925
Bed Bath & Beyond, Inc.(2)	7,000	482,860
Best Buy Co., Inc.	133,011	4,337,489
Dick’s Sporting Goods, Inc.	35,000	1,811,950
Gap, Inc. (The)	89,138	3,402,397
GNC Holdings, Inc., Class A	900	40,032
Home Depot, Inc. (The)	1,155,581	128,419,717
L Brands, Inc.	41,877	3,590,115
Lowe’s Companies, Inc.	249,088	16,681,423
Murphy USA, Inc.(2)	19,669	1,097,924

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail (continued)
Ross Stores, Inc.(1)	9,460	$459,736
Ross Stores, Inc.	33,000	1,604,130
Staples, Inc.	144,626	2,214,224
Tiffany & Co.	600	55,080
TJX Cos., Inc. (The)	2,239,573	148,192,545
Tractor Supply Co.	93,481	8,407,681
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	63,595	9,822,248

		$330,765,476

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	3,233,346	$405,542,422
EMC Corp.	2,797,592	73,828,453
Hewlett-Packard Co.	31,477	944,625
NetApp, Inc.	414,967	13,096,358

		$493,411,858

Textiles, Apparel & Luxury Goods — 2.6%
Coach, Inc.	10,800	$373,788
Hanesbrands, Inc.	790,331	26,333,829
NIKE, Inc., Class B	2,354,845	254,370,357
VF Corp.	36,058	2,514,685

		$283,592,659

Tobacco — 0.4%
Altria Group, Inc.	111,248	$5,441,140
Philip Morris International, Inc.	431,661	34,606,262

		$40,047,402

Trading Companies & Distributors — 0.0%(3)
Fastenal Co.	661	$27,881
United Rentals, Inc.(2)	2,000	175,240

		$203,121

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	345,447	$7,361,476
Sprint Corp.(2)	135,160	616,330
Vodafone Group PLC ADR	97,896	3,568,309

		$11,546,115

Total Common Stocks (identified cost $5,571,501,369)		$10,518,297,127

Preferred Stocks — 0.0%

Security	Shares	Value

Banks — 0.0%
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(3)

Security	Shares	Value

Pharmaceuticals — 0.0%(3)
Sanofi, Exp. 12/31/20(2)	6,984	$4,889

Total Rights (identified cost $16,440)		$4,889

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(5)	$204,558	$204,557,889

Total Short-Term Investments (identified cost $204,557,889)		$204,557,889

Total Investments — 99.9% (identified cost $5,776,080,627)		$10,722,859,905

Other Assets, Less Liabilities — 0.1%		$11,268,714

Net Assets — 100.0%		$10,734,128,619

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Restricted security (see Note 5).

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value (identified cost, $5,571,522,738)	$10,518,302,016
Affiliated investment, at value (identified cost, $204,557,889)	204,557,889
Dividends receivable	10,003,096
Interest receivable from affiliated investment	22,557
Receivable for investments sold	2,750,523
Tax reclaims receivable	2,858,936
Total assets	$10,738,495,017

Liabilities
Payable to affiliates:
Investment adviser fee	$4,048,225
Trustees’ fees	17,000
Accrued expenses	301,173
Total liabilities	$4,366,398
Net Assets applicable to investors’ interest in Portfolio	$10,734,128,619

Sources of Net Assets
Investors’ capital	$5,787,346,763
Net unrealized appreciation	4,946,781,856
Total	$10,734,128,619

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends (net of foreign taxes, $1,378,083)	$104,116,167
Interest allocated from affiliated investment	128,937
Expenses allocated from affiliated investment	(11,145)
Total investment income	$104,233,959

Expenses
Investment adviser fee	$23,964,979
Trustees’ fees and expenses	34,000
Custodian fee	811,128
Professional fees	131,433
Miscellaneous	143,337
Total expenses	$25,084,877
Deduct —
Reduction of custodian fee	$67
Total expense reductions	$67

Net expenses	$25,084,810

Net investment income	$79,149,149

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$216,844,316
Investment transactions allocated from affiliated investment	140
Foreign currency transactions	(31,519)
Net realized gain	$216,812,937
Change in unrealized appreciation (depreciation) —
Investments	$(125,920,734)
Foreign currency	79,657
Net change in unrealized appreciation (depreciation)	$(125,841,077)

Net realized and unrealized gain	$90,971,860

Net increase in net assets from operations	$170,121,009

(1)	Includes net realized gains of $176,634,815 from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$79,149,149	$140,633,457
Net realized gain from investment and foreign currency transactions	216,812,937	394,327,081
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(125,841,077)	633,200,165
Net increase in net assets from operations	$170,121,009	$1,168,160,703
Capital transactions —
Contributions	$459,316,447	$795,426,515
Withdrawals	(441,005,277)	(832,845,111)
Net increase (decrease) in net assets from capital transactions	$18,311,170	$(37,418,596)

Net increase in net assets	$188,432,179	$1,130,742,107

Net Assets
At beginning of period	$10,545,696,440	$9,414,954,333
At end of period	$10,734,128,619	$10,545,696,440

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Supplementary Data

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.47%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.50	%(2)	1.45%	1.50%	1.78%	1.53%	1.43%
Portfolio Turnover	4	%(3)	8%	3%	2%	2%	2%

Total Return	1.67	%(3)	12.73%	32.39%	15.48%	0.80%	12.86%

Net assets, end of period (000’s omitted)	$10,734,129		$10,545,696	$9,414,954	$7,729,091	$8,072,683	$9,045,217

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2015, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 7.6%, 13.2%, 5.7%, and 1.3% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 72.2% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses, and any other items of income, gain, loss, deduction or credit.

22

Tax-Managed Growth Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2015, the Portfolio’s investment adviser fee amounted to $23,964,979 or 0.45% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

23

Tax-Managed Growth Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $83,259,614 and $30,799,880, respectively, for the six months ended June 30, 2015. In addition, investors contributed securities with a value of $407,140,720 and investments having an aggregate market value of $398,131,076 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,013,986,555

Gross unrealized appreciation	$8,711,986,079
Gross unrealized depreciation	(3,112,729)

Net unrealized appreciation	$8,708,873,350

5  Restricted Securities

At June 30, 2015, the Portfolio owned the following securities (representing 0.49% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Common Stocks
Agilent Technologies, Inc.	6/18/15	6/18/16	172,823	$6,836,947	$6,660,844
Alexion Pharmaceuticals, Inc.	9/18/14	9/18/15	12,388	2,000,033	2,239,379
Alexion Pharmaceuticals, Inc.	12/18/14	12/18/15	19,229	3,500,166	3,476,027
Alexion Pharmaceuticals, Inc.	3/19/15	3/19/16	15,952	3,000,028	2,882,922
Alexion Pharmaceuticals, Inc.	6/18/15	6/18/16	27,835	5,000,006	5,026,701
Cheniere Energy, Inc.	6/18/15	6/18/16	14,169	1,000,040	980,364
Discover Financial Services	6/18/15	6/18/16	84,984	4,936,029	4,891,881
Ford Motor Co.	6/18/15	6/18/16	140,000	2,100,697	2,099,298
Marriott International, Inc., Class A	3/19/15	3/19/16	240,419	20,000,068	17,880,298
Ross Stores, Inc.	3/19/15	3/19/16	9,460	500,089	459,736
Stifel Financial Corp.	9/18/14	9/18/15	93,119	4,500,053	5,376,691
Stifel Financial Corp.	12/18/14	12/18/15	9,840	500,017	568,162

Total Restricted Securities				$53,874,173	$52,542,303

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any borrowings or significant allocated fees during the six months ended June 30, 2015.

24

Tax-Managed Growth Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Consumer Discretionary	$1,589,847,532	$20,439,333		$—	$1,610,286,865
Consumer Staples	987,659,142	85,994,426		—	1,073,653,568
Energy	651,717,003	980,364		—	652,697,367
Financials	1,775,427,354	28,497,156		—	1,803,924,510
Health Care	1,623,116,437	14,570,467		—	1,637,686,904
Industrials	1,228,856,329	—		—	1,228,856,329
Information Technology	2,227,809,196	—		—	2,227,809,196
Materials	228,316,838	2,411,091		—	230,727,929
Telecommunication Services	38,637,998	—		—	38,637,998
Utilities	14,016,461	—		—	14,016,461

Total Common Stocks	$10,365,404,290	$152,892,837	**	$—	$10,518,297,127

Preferred Stocks	$—	$—		$0	$0
Rights	4,889	—		—	4,889
Short-Term Investments	—	204,557,889		—	204,557,889

Total Investments	$10,365,409,179	$357,450,726		$0	$10,722,859,905

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2015 is not presented. At June 30, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. The motion to dismiss was granted, and the plaintiff appealed. A decision on the appeal is expected in 2015. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.45% of net assets at June 30, 2015).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

25

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

27

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

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Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.0

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.0 and Tax-Managed Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7696    6.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 17, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 17, 2015